Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2016
Restricted Cash and Investments [Abstract]
Restriction on Cash and Due From Banks
Note 2:	Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2016 and 2015, was $2,449,000 and $1,524,000, respectively.